Stock-based compensation (Details 5) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair value for shares vested for all plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested overall, Total Fair Value	9	12	12
Regular stock option Plan
Fair value for shares vested for all plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested overall, Total Fair Value	8	6	6
TSARs
Fair value for shares vested for all plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested overall, Total Fair Value	1	6	6